Commitment and Contingencies (Product Warranty) (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, beginning of period	$ 1,065	$ 601	$ 295
Adjustments to existing warranties	0	(159)	(2)
Provision for new warranties	0	1,430	704
Settlement of pre-existing warranties	0	(807)	(396)
Balance, end of period	$ 0	$ 1,065	$ 601